Income Taxes - Schedule of Loss Before Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal Statutory rate	21.00%	21.00%